Vanguard Institutional Target Retirement 2025 Fund

Schedule of Investments (unaudited)
As of December 31, 2019

		Market
		Value
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (36.6%)
Vanguard Total Stock Market Index Fund Institutional Shares	162,181,614	12,925,875

International Stock Fund (24.3%)
Vanguard Total International Stock Index Fund Investor Shares	481,815,393	8,605,223

U.S. Bond Fund (27.7%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	888,733,834	9,784,960

International Bond Fund (11.3%)
Vanguard Total International Bond Index Fund Admiral Shares	176,546,923	3,993,491

Total Investment Companies (Cost $29,842,560)		35,309,549
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 1.816% (Cost $19,223)	192,215	19,223
Total Investments (100.0%) (Cost $29,861,783)		35,328,772
Other Assets and Liabilities-Net (0.0%)		(12,886)
Net Assets (100%)		35,315,886

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York
Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

At December 31, 2019, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

Institutional Target Retirement 2025 Fund

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Sept. 30,		Proceeds
	2019		from	Realized	Change in		Capital Gain	Dec. 31, 2019
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard
Market
Liquidity Fund	10,018	NA1	NA1	(1)	(1)	34	—	19,223
Vanguard Total
Bond Market II
Index Fund	9,075,032	1,122,662	357,932	729	(55,531)	60,683	—	9,784,960
Vanguard Total
International
Bond Index
Fund	3,909,420	292,553	60,000	820	(149,302)	98,514	—	3,993,491
Vanguard Total
International
Stock Index
Fund	8,132,250	107,252	252,444	(18,567)	636,732	94,253	—	8,605,223
Vanguard Total
Stock Market
Index Fund	12,222,096	132,077	432,544	18,261	985,985	69,631	—	12,925,875

Total	33,348,816	1,654,544	1,102,920	1,242	1,417,883	323,115	—	35,328,772

1 Not applicable—purchases and sales are for temporary cash investment purposes.